Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Company
Leverage Capital (Tier 1)
Leverage Capital (Tier 1)	$ 167,136	$ 151,023
Risk-weighted, period-end assets core capital (Tier 1)	67,525	66,352
Total Capital Tier 1 and 2	84,406	82,940
Tier One Leverage Capital to Average Assets	990.00%	910.00%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	400.00%	400.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	500.00%	500.00%
Core Capital
Core capital (Tier 1) Actual Regulatory	167,136	151,023
Core capital (Tier 1) Minimum Requirement	53,850	49,037
Core capital (Tier 1), Well-Capitalized	80,774	73,556
Ratio as percent of risk-weighted, period-end assets, Actual Regulatory	1242.00%	1232.00%
Ratio as percent of risk-weighted, period-end assets, Maximum Requirement	400.00%	400.00%
Ratio as percent of risk-weighted, period-end assets, Well-Capitalized	600.00%	600.00%
Total capital
Capital	183,257	176,399
Capital Required for Capital Adequacy	107,699	98,075
Capital Required to be Well Capitalized	134,624	122,593
Ratio total capital Actual Regulatory	1361.00%	1439.00%
Ration total capital Minimum Requirement	800.00%	800.00%
Ration total capital Well-Capitalized	1000.00%	1000.00%
Bank
Leverage Capital (Tier 1)
Leverage Capital (Tier 1)	147,617	140,061
Risk-weighted, period-end assets core capital (Tier 1)	67,471	65,913
Total Capital Tier 1 and 2	84,339	82,392
Tier One Leverage Capital to Average Assets	875.00%	850.00%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	400.00%	400.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	500.00%	500.00%
Core Capital
Core capital (Tier 1) Actual Regulatory	147,617	140,061
Core capital (Tier 1) Minimum Requirement	52,700	48,314
Core capital (Tier 1), Well-Capitalized	79,049	72,471
Ratio as percent of risk-weighted, period-end assets, Actual Regulatory	1120.00%	1160.00%
Ratio as percent of risk-weighted, period-end assets, Maximum Requirement	400.00%	400.00%
Ratio as percent of risk-weighted, period-end assets, Well-Capitalized	600.00%	600.00%
Total capital
Capital	163,738	155,175
Capital Required for Capital Adequacy	105,399	96,627
Capital Required to be Well Capitalized	$ 131,749	$ 120,784
Ratio total capital Actual Regulatory	1243.00%	1285.00%
Ration total capital Minimum Requirement	800.00%	800.00%
Ration total capital Well-Capitalized	1000.00%	1000.00%